SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants
Number of outstanding shares, warrants outstanding beginning	44,535	44,535	82,751
Weighted average exercise price, outstanding beginning	$ 0.32	$ 0.32	$ 1.33
Contractual life in years warrants outstanding, beginning		11 months 12 days	2 years 8 months 23 days
Aggregate intrinsic value outstanding beginning	$ 208,078	$ 208,078	$ 352,951
Number of outstanding shares, warrants granted		2,663,045	5,000
Weighted average exercise price, warrants granted		$ 1.50	$ 3.00
Contractual life in years warrants outstanding, granted		4 years 9 months 7 days	1 year 5 months 23 days
Number of outstanding shares, warrants forfeited, expired, cancelled		(3,027)	(38,216)
Weighted average exercise price, warrants forfeited, expired, cancelled		$ 3.90	$ 2.51
Aggregate intrinsic value, warrants forfeited, expired, cancelled
Number of outstanding shares, warrants exercised	(14,584)	(14,584)	(5,000)
Weighted average exercise price, warrants exercised		$ 0.06	$ 3.00
Number of outstanding shares, warrants outstanding ending		2,689,969	44,535
Weighted average exercise price, outstanding ending		$ 1.50	$ 0.32
Contractual life in years warrants outstanding, ending		4 years 8 months 19 days
Aggregate intrinsic value outstanding ending		$ 6,731	$ 208,078
Number of outstanding shares, warrants exercisable ending		2,689,969
Contractual life in years warrants, warrants exercisable Ending		4 years 8 months 19 days
Aggregate intrinsic value warrants exercisable ending		$ 6,731